Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Arizona Fund))	0 Months Ended
Dec. 29, 2011
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Class A
Average Annual Return:
1 Year	(2.59%)
5 Years	2.50%
10 Years	3.83%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	(2.63%)
5 Years	2.49%
10 Years	3.77%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.29%)
5 Years	2.71%
10 Years	3.86%
Class B
Average Annual Return:
1 Year	(2.76%)
5 Years	2.40%
10 Years	3.68%
Class C
Average Annual Return:
1 Year	0.26%
5 Years	2.68%
10 Years	3.54%